Impairment of intangible assets and property, plant and equipment - Schedule of Allocation of Goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,364	€ 44,519	€ 44,235
Pharmaceuticals
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	36,682
Consumer Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,425
Vaccines
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,257